Income tax (Tables)	12 Months Ended
Mar. 31, 2019
Income Tax Disclosure [Abstract]
Loss before income tax
	2017	2018	2019
	$ in thousands	$ in thousands	$ in thousands

Hong Kong	693	221	(813)
PRC	2,531	(406)	168
Others	171	189	182

Total	3,395	4	(463)

Deferred taxes
	2017	2018	2019
	$ in thousands	$ in thousands	$ in thousands

Current income tax expense	(600)	—	—

Geographic tax expense
	2017	2018	2019
	$ in thousands	$ in thousands	$ in thousands

Hong Kong	(5)	—	—
PRC	(595)	—	—

Total	(600)	—	—

income tax recoverable
	2018	2019
	$ in thousands	$ in thousands

Current income tax recoverable	5	5

Deferred tax assets and liabilities
	2018	2019
	$ in thousands	$ in thousands

Tax loss carry forwards	4,607	4,203
Less: Valuation allowance	(4,607)	(4,203)

	—	—

Changes in valuation allowance
	2017	2018	2019
	$ in thousands	$ in thousands	$ in thousands

Balance, April 1	4,459	4,270	4,607
(Credited) / charged to income tax expense	(189)	337	(404)

Balance, March 31	4,270	4,607	4,203

Tax expense attributable to earnings
	2017	2018	2019
	$ in thousands	$ in thousands	$ in thousands

Income / (loss) before income taxes	3,395	4	(463)

Income tax (expense) / benefit on pretax income at statutory rate	(560)	(1)	55
Effect of different tax rates of subsidiaries operating in other jurisdictions	(52)	128	8
Profit not subject to income tax	472	61	9
Expenses not deductible for income tax purposes	(686)	(167)	(163)
(Decrease) / increase in valuation allowance	(189)	337	(404)
Under provision in prior year	5	—	—
Utilization of tax losses / (tax losses recognized)	410	(358)	495

Total income tax expense	(600)	—	—